Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	T. Rowe Price Mid-Cap Growth Fund, Inc.
Central Index Key	0000887147
Amendment Flag	false
Document Creation Date	Apr. 26, 2013
Document Effective Date	May 01, 2013
Prospectus Date	May 01, 2013